RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECLAMATION PROVISION
Balance at beginning of the period	$ 2,062	$ 2,195
Changes in estimates	349	84
Unwinding of discount	204	197
Effect of movements in exchange rates	306	(414)
Balance at end of the period	$ 2,921	$ 2,062